Summary Prospectus May 1, 2011, as revised January 1, 2012
Vaughan Nelson Small Cap Value Fund Ticker Symbol: Class A (NEFJX), Class B (NEJBX) and Class C (NEJCX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at ngam.natixis.com/funddocuments. You can also get this information at no cost by calling 800-225-5478 or by sending an e-mail request to NatixisFunds@ngam.natixis.com. The Fund’s Prospectus and Statement of Additional Information, each dated May 1, 2011 are incorporated by reference into this Summary Prospectus.
Investment Goal The Fund seeks capital appreciation. Fund Fees & Expenses The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 90 of the Prospectus and on page 121 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees(fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	0.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	1.00%
Redemption fees	None	None	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fees	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.26%	0.26%	0.26%
Acquired fund fees and expenses	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.43%	2.18%	2.18%
Fee waiver and/or expense reimbursement[1]	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.43%	2.18%	2.18%
Example This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	Class A	Class B		Class C
		If shares are redeemed	If shares are not redeemed	If shares are redeemed	If shares are not redeemed
1 year	$712	$721	$221	$321	$221
3 years	$1,001	$982	$682	$682	$682
5 years	$1,312	$1,369	$1,169	$1,169	$1,169
10 years	$2,190	$2,323	$2,323	$2,513	$2,513
1	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.45%, 2.20% and 2.20% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45%, 2.20% and 2.20% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
Portfolio Turnover The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio. Investments, Risks and Performance Principal Investment Strategies The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities, including common stocks and preferred stocks, of “small-cap companies.” Currently, the Fund defines a small-cap company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values, or is $3.5 billion or less. While the market capitalization range for the Russell 2000 Value Index fluctuates, at March 31, 2011, it was $8 million to $5 billion. The Fund may, however, invest in companies with large capitalizations. Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) invests in small-capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Companies earning a positive economic margin with stable-to-improving returns.
  Companies valued at a discount to their asset value.
  Companies with an attractive and sustainable dividend level.
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:
  Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.
  Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least $100 million.
  Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities consisting of quality companies in the opinion of Vaughan Nelson.
  Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.
The Fund may also:
  Invest in convertible preferred stock and convertible debt securities.
  Invest up to 35% of its assets in fixed-income securities, including U.S. government bonds as well as lower quality debt securities.
  Invest in foreign securities, including those of emerging markets.
  Invest in real estate investment trusts (“REITs”).
  Invest in securities offered in initial public offerings (“IPOs”).
Principal Risks The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

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Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Small-Cap Companies Risk: Small-cap companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of larger companies. Stocks of small-cap companies may therefore be more vulnerable to adverse developments than those of larger companies. Risk/Return Bar Chart and Table The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. Total Returns for Class A Shares
Highest Quarterly Return: Second Quarter 2003, 25.38%
Lowest Quarterly Return: Third Quarter 2001, -26.44%

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Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Average Annual Total Returns (for the periods ended December 31, 2010)	Past 1 Year	Past 5 Years	Past 10 Years
Vaughan Nelson Small Cap Value Fund Class A – Return Before Taxes	16.57%	8.08%	4.68%
Return After Taxes on Distributions	11.77%	7.16%	4.23%
Return After Taxes on Distributions & Sales of Fund Shares	13.25%	6.68%	3.93%
Class B – Return Before Taxes	17.87%	8.27%	4.52%
Class C – Return Before Taxes	21.80%	8.56%	4.52%
Russell 2000 Value Index	24.50%	3.52%	8.42%
Prior to March 1, 2004, the Fund had multiple subadvisers. The performance results shown above for the periods prior to March 1, 2004 reflect results achieved by the previous subadvisers using different investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance returns reflect no deduction for fees, expenses or taxes. Management Investment Adviser NGAM Advisors, L.P. (“NGAM Advisors”) Subadviser Vaughan Nelson Investment Management, L.P. Portfolio Managers Chris D. Wallis, CFA, senior portfolio manager of Vaughan Nelson, has served as co-manager of the Fund since 2004. Scott J. Weber, portfolio manager of Vaughan Nelson, has served as co-manager of the Fund since 2004. Purchase and Sale of Fund Shares The Vaughan Nelson Small Cap Value Fund is closed to new investors. For more information please see the section “It’s Easy to Open an Account” in the Prospectus. The following chart shows the investment minimums for various types of accounts:
Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100
The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com or through the Automated Clearing House system, or in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Class B shares of the Fund are not currently offered for sale. Tax Information Fund distributions are generally taxable to you as ordinary income or capital gain, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally.

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Payments to Broker-Dealers and Other Financial Intermediaries If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. UVSC77-0112

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Intentionally Left Blank

Summary Prospectus May 1, 2011, as revised January 1, 2012
Vaughan Nelson Small Cap Value Fund Ticker Symbol: Class Y (NEJYX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at ngam.natixis.com/funddocuments. You can also get this information at no cost by calling 800-225-5478 or by sending an e-mail request to NatixisFunds@ngam.natixis.com. The Fund’s Prospectus and Statement of Additional Information, each dated May 1, 2011 are incorporated by reference into this Summary Prospectus.
Investment Goal The Fund seeks capital appreciation. Fund Fees & Expenses The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.90%
Other expenses	0.26%
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	1.18%
Fee waiver and/or expense reimbursement[1]	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.18%
Example This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class Y
1 year	$120
3 years	$375
5 years	$649
10 years	$1,432
1	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20% of the Fund’s average daily net assets for Class Y shares exclusive of brokerage expenses, interest expense, taxes, Acquired Fund Fees and Expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.20% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Portfolio Turnover The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio. Investments, Risks and Performance Principal Investment Strategies The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities, including common stocks and preferred stocks, of “small-cap companies.” Currently, the Fund defines a small-cap company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values, or is $3.5 billion or less. While the market capitalization range for the Russell 2000 Value Index fluctuates, at March 31, 2011, it was $8 million to $5 billion. The Fund may, however, invest in companies with large capitalizations. Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) invests in small-capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Companies earning a positive economic margin with stable-to-improving returns.
  Companies valued at a discount to their asset value.
  Companies with an attractive and sustainable dividend level.
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:
  Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.
  Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least $100 million.
  Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities consisting of quality companies in the opinion of Vaughan Nelson.
  Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.
The Fund may also:
  Invest in convertible preferred stock and convertible debt securities.
  Invest up to 35% of its assets in fixed-income securities, including U.S. government bonds as well as lower quality debt securities.
  Invest in foreign securities, including those of emerging markets.
  Invest in real estate investment trusts (“REITs”).
  Invest in securities offered in initial public offerings (“IPOs”).
Principal Risks The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

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Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Small-Cap Companies Risk: Small-cap companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of larger companies. Stocks of small-cap companies may therefore be more vulnerable to adverse developments than those of larger companies. Risk/Return Bar Chart and Table The bar chart and table shown below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the one-year and life-of-class periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
Highest Quarterly Return: Third Quarter 2009, 18.63%
Lowest Quarterly Return: Fourth Quarter 2008, -16.31%
Average Annual Total Returns (for the periods ended December 31, 2010)	Past 1 Year	Life of Class (8/31/06)
Vaughan Nelson Small Cap Value Fund Class Y – Return Before Taxes	24.00%	9.36%
Return After Taxes on Distributions	18.95%	8.29%
Return After Taxes on Distributions & Sales of Fund Shares	18.21%	7.74%
Russell 2000 Value Index	24.50%	8.42%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance returns reflect no deduction for fees, expenses or taxes. The Return After Taxes on Distributions for the 1-year period exceeds the return before taxes due to an assumed tax benefit from the pass-through of foreign credits.

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Management Investment Adviser NGAM Advisors, L.P. (“NGAM Advisors”) Subadviser Vaughan Nelson Investment Management, L.P. Portfolio Managers Chris D. Wallis, CFA, senior portfolio manager of Vaughan Nelson, has served as co-manager of the Fund since 2004. Scott J. Weber, portfolio manager of Vaughan Nelson, has served as co-manager of the Fund since 2004. Purchase and Sale of Fund Shares The Vaughan Nelson Small Cap Value Fund is closed to new investors. For more information please see the section “It’s Easy to Open an Account” in the Prospectus. Class Y shares of the Fund may be purchased by the following entities at the following investment minimums. A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:
  Other mutual funds, endowments, foundations, bank trust departments or trust companies.
There is no initial or subsequent investment minimum for:
  Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. (the “Distributor”). Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.
  Retirement Plans such as 401(a), 401(k) or 457 plans.
  Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.
  Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.
  Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.
Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information. At the discretion of NGAM Advisors, L.P. (“NGAM Advisors”), clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums. The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Tax Information Fund distributions are generally taxable to you as ordinary income or capital gain, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Payments to Broker-Dealers and Other Financial Intermediaries If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. YUVSC77-0112

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